LESSEE DISCLOSURES	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Abstract]
LESSEE DISCLOSURES
NOTE 26: LESSEE DISCLOSURES
The table below sets out the movement in the Group’s right-of-use assets, which are primarily in respect of premises, and are recognised within other assets (note 25).

	2021	2020
	£m	£m
At 1 January	1,500	1,669
Exchange and other adjustments	(9)	(1)
Additions	73	142
Disposals	(18)	(82)
Depreciation charge for the year	(228)	(228)
At 31 December	1,318	1,500
The Group’s lease liabilities are recognised within other liabilities (note 33). The maturity analysis of the Group’s lease liabilities on an undiscounted basis is set out in the liquidity risk section of note 51.
The total cash outflow for leases in the year ended 31 December 2021 was £256 million. The amount recognised within interest expense in respect of lease liabilities is disclosed in note 5.